Principal Accounting Policies - Revenues disaggregated by products and services (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues disaggregated by products and services
Revenues	[1]	¥ 785,707	¥ 1,030,331	¥ 1,208,845
Net advertising services
Revenues disaggregated by products and services
Revenues		696,664	930,025	1,113,017
Paid services
Revenues disaggregated by products and services
Revenues		89,043	100,306	95,828
Revenues from paid contents
Revenues disaggregated by products and services
Revenues		33,847	43,113	46,175
Revenues from E-commerce and others
Revenues disaggregated by products and services
Revenues		¥ 55,196	¥ 57,193	¥ 49,653

[1]	Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 21):